Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Estimates
Schedule of by fair value hierarchy

				2025
	Note	Level 1	Level 2 (ii)	Total
Assets
Other financial instruments	16 (a)	-	36,767	36,767
Trade accounts receivables		-	192,615	192,615
Investments in equity instruments (i)		5,219	-	5,219
		5,219	229,382	234,601
Liabilities
Loans and financings designated at fair value (ii)		-	91,598	91,598
Other financial instruments	16 (a)	-	103,893	103,893
		-	195,491	195,491